Short-Term Credit And Current Maturities Of Long-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Credit And Current Maturities Of Long-Term Debt [Abstract]
Short-Term Credit And Current Maturities Of Long-Term Debt
Note 6 - Short-Term Credit and Current Maturities of Long-Term Debt

Banks

	Annual
	interest rate at
	December 31	December 31
	2011	2011	2010
	%
In NIS (linked to the Prime rate)	5.25 - 7.0	3,795	4,903
In U.S. dollars	3.81 - 4.41	110	110
Current maturities of long-term
debt from banks (Note 8)		951	1,849

		4,856	6,862